Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

December 31, 2017

Dates Covered
Collections Period	12/01/17 - 12/31/17
Interest Accrual Period	12/15/17 - 01/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/17	363,736,101.14	24,209
Yield Supplement Overcollateralization Amount 11/30/17	9,564,287.42	0
Receivables Balance 11/30/17	373,300,388.56	24,209
Principal Payments	15,329,188.24	578
Defaulted Receivables	1,435,284.47	77
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/17	8,952,692.26	0
Pool Balance at 12/31/17	347,583,223.59	23,554

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	32.99%

Prepayment ABS Speed	1.32%

Overcollateralization Target Amount	15,641,245.06
Actual Overcollateralization	15,641,245.06

Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	5.65%
Weighted Average Remaining Term	40.53

Delinquent Receivables:
Past Due 31-60 days	8,439,342.09	465
Past Due 61-90 days	2,170,862.93	118
Past Due 91-120 days	449,458.36	24
Past Due 121+ days	0.00	0
Total	11,059,663.38	607

Total 31+ Delinquent as % Ending Pool Balance	3.18%

Recoveries	694,057.46

Aggregate Net Losses/(Gains) - December 2017	741,227.01

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.38%
Prior Net Losses Ratio	1.83%
Second Prior Net Losses Ratio	1.49%
Third Prior Net Losses Ratio	1.81%
Four Month Average	1.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.64%

Flow of Funds	$ Amount

Collections	17,267,082.64
Advances	6,962.99
Investment Earnings on Cash Accounts	26,744.04
Servicing Fee	(311,083.66)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,989,706.01

Distributions of Available Funds
(1) Class A Interest	441,499.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,425,998.06
(7) Supplemental Reserve Amount	1,084,296.37
(8) Distribution to Certificateholders	0.00
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	16,989,706.01

Servicing Fee	311,083.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 12/15/17	347,367,976.59
Principal Paid	15,425,998.06
Note Balance @ 01/16/18	331,941,978.53

Class A-1
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-2a
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-2b
Note Balance @ 12/15/17	0.00
Principal Paid	0.00
Note Balance @ 01/16/18	0.00
Note Factor @ 01/16/18	0.0000000%

Class A-3
Note Balance @ 12/15/17	201,207,976.59
Principal Paid	15,425,998.06
Note Balance @ 01/16/18	185,781,978.53
Note Factor @ 01/16/18	79.3940079%

Class A-4
Note Balance @ 12/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	125,000,000.00
Note Factor @ 01/16/18	100.0000000%

Class B
Note Balance @ 12/15/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	21,160,000.00
Note Factor @ 01/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	479,411.58
Total Principal Paid	15,425,998.06
Total Paid	15,905,409.64

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.47703%
Coupon	1.87703%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	249,833.24
Principal Paid	15,425,998.06
Total Paid to A-3 Holders	15,675,831.30

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4750600
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2859785
Total Distribution Amount	15.7610385

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0676634
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	65.9230686
Total A-3 Distribution Amount	66.9907320

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/17	90,738.78
Balance as of 12/31/17	97,701.77
Change	6,962.99

Reserve Account
Balance as of 12/15/17	11,360,794.77
Investment Earnings	10,534.40
Investment Earnings Paid	(10,534.40)
Deposit/(Withdrawal)	1,084,296.37
Balance as of 01/16/18	12,445,091.14
Change	1,084,296.37

Total Reserve Amount	12,445,091.14